Significant accounting policies - Cash and cash equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	¥ 1,589,161	$ 230,407	¥ 1,038,583	¥ 824,546
PRC
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	1,293,949		969,125
PRC | Denominated in RMB
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	1,290,408		965,855
PRC | Denominated in USD
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	3,541		3,270
Hong Kong
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	15,874		15,413
Hong Kong | Denominated in RMB
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	9,884		9,859
Hong Kong | Denominated in USD
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	5,990		5,554
Cayman Islands
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	279,338		54,045
Cayman Islands | Denominated in RMB
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	273		272
Cayman Islands | Denominated in USD
Summary of Group's cash and cash equivalents are deposited in financial institutions locations
Total cash and cash equivalents balances held at financial institutions	¥ 279,065		¥ 53,773